Shareholder Report, Average Annual Return (Details)		1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended	15 Months Ended	29 Months Ended		59 Months Ended	60 Months Ended	65 Months Ended	87 Months Ended	89 Months Ended	99 Months Ended	113 Months Ended	120 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000102168
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X MLP ETF
C000124409
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X MLP & Energy Infrastructure ETF
C000156499
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Alternative Income ETF
C000170551
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Conscious Companies ETF
C000191734
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X U.S. Preferred ETF
C000201047
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Quality Dividend ETF
C000203262
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Adaptive U.S. Factor ETF
C000219547
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Variable Rate Preferred ETF
C000224228
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Adaptive U.S. Risk Management ETF
C000243154
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X 1-3 Month T-Bill ETF
C000243084
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X U.S. Cash Flow Kings 100 ETF
C000252057
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Short-Term Treasury Ladder ETF
C000252058
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Intermediate-Term Treasury Ladder ETF
C000252059
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Long-Term Treasury Ladder ETF
C000261989
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X PureCap℠ MSCI Communication Services ETF
C000261988
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X PureCap℠ MSCI Consumer Discretionary ETF
C000261991
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X PureCap℠ MSCI Consumer Staples ETF
C000261992
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X PureCap℠ MSCI Energy ETF
C000261990
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X PureCap℠ MSCI Information Technology ETF
C000263398
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X U.S. 500 ETF
C000264716
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X U.S. Natural Gas ETF
Without Sales Load [Member] | C000102168
Average Annual Return [Line Items]
Average Annual Return, Percent					0.90%					22.12%						6.07%
Without Sales Load [Member] | C000124409
Average Annual Return [Line Items]
Average Annual Return, Percent					(0.65%)					24.51%						10.27%
Without Sales Load [Member] | C000156499
Average Annual Return [Line Items]
Average Annual Return, Percent					7.78%					8.70%						6.38%
Without Sales Load [Member] | C000170551
Average Annual Return [Line Items]
Average Annual Return, Percent					9.64%					11.89%					13.43%
Without Sales Load [Member] | C000191734
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.52%)					0.18%				2.46%
Without Sales Load [Member] | C000201047
Average Annual Return [Line Items]
Average Annual Return, Percent					(2.81%)					10.04%			7.89%
Without Sales Load [Member] | C000203262
Average Annual Return [Line Items]
Average Annual Return, Percent					5.81%					16.06%		12.05%
Without Sales Load [Member] | C000219547
Average Annual Return [Line Items]
Average Annual Return, Percent					0.16%					3.08%	4.74%
Without Sales Load [Member] | C000224228
Average Annual Return [Line Items]
Average Annual Return, Percent					6.19%				10.22%
Without Sales Load [Member] | C000243154
Average Annual Return [Line Items]
Average Annual Return, Percent					4.30%			4.93%
Without Sales Load [Member] | C000243084
Average Annual Return [Line Items]
Average Annual Return, Percent					7.24%		16.74%
Without Sales Load [Member] | C000252057
Average Annual Return [Line Items]
Average Annual Return, Percent					4.69%	4.09%
Without Sales Load [Member] | C000252058
Average Annual Return [Line Items]
Average Annual Return, Percent					6.29%	3.40%
Without Sales Load [Member] | C000252059
Average Annual Return [Line Items]
Average Annual Return, Percent					2.51%	(1.86%)
Without Sales Load [Member] | C000261989
Average Annual Return [Line Items]
Average Annual Return, Percent				20.55%
Without Sales Load [Member] | C000261988
Average Annual Return [Line Items]
Average Annual Return, Percent				4.95%
Without Sales Load [Member] | C000261991
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.36%)
Without Sales Load [Member] | C000261992
Average Annual Return [Line Items]
Average Annual Return, Percent				6.12%
Without Sales Load [Member] | C000261990
Average Annual Return [Line Items]
Average Annual Return, Percent				11.70%
Without Sales Load [Member] | C000263398
Average Annual Return [Line Items]
Average Annual Return, Percent			2.81%
Without Sales Load [Member] | C000264716
Average Annual Return [Line Items]
Average Annual Return, Percent		9.99%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%						14.63%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%						14.63%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%						14.63%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%					15.15%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%				14.99%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%			14.71%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%		14.52%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%					15.28%	17.28%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%				14.48%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10],[11]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent					5.70%			4.78%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					15.00%		21.85%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent					5.70%	3.31%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent					5.70%	3.31%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent					5.70%	3.31%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent				9.02%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent				9.02%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent				9.02%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent				9.02%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent				9.02%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent			3.09%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent		(0.48%)
Solactive MLP Infrastructure Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]				Solactive MLP Infrastructure Index (USD) (TR)
Average Annual Return, Percent					1.64%					25.27%						7.73%
Solactive MLP & Energy Infrastructure Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]				Solactive MLP & Energy Infrastructure Index (USD) (TR)
Average Annual Return, Percent					(0.10%)					25.38%						11.07%
Indxx SuperDividend® Alternatives Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Indxx SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternatives Index (USD)
Average Annual Return, Percent					7.83%					8.85%						6.69%
Concinnity Conscious Companies Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]				Concinnity Conscious Companies Index (USD) (TR)
Average Annual Return, Percent					10.10%					12.40%					13.94%
ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[23]				ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)
Average Annual Return, Percent					(1.28%)					0.38%				2.67%
S&P 500® Quality High Dividend Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Quality High Dividend Index (USD) (TR)
Average Annual Return, Percent					(2.60%)					10.33%			8.19%
Adaptive Wealth Strategies® U.S. Factor Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]				Adaptive Wealth Strategies<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Factor Index (USD) (TR)
Average Annual Return, Percent					6.14%					16.44%		12.42%
ICE U.S. Variable Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]				ICE U.S. Variable Rate Preferred Securities Index
Average Annual Return, Percent					0.74%					3.36%	5.04%
Adaptive Wealth Strategies® U.S. Risk Management Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]				Adaptive Wealth Strategies<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Risk Management Index (USD) (TR)
Average Annual Return, Percent					6.66%				10.54%
ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]				ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)
Average Annual Return, Percent					4.33%			4.96%
Solactive 1-3 Month US T-Bill Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]				Solactive 1-3 Month US T-Bill Index (USD) (TR)
Average Annual Return, Percent					4.35%			4.98%
Global X U.S. Cash Flow Kings 100 Index (USD) (GR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X U.S. Cash Flow Kings 100 Index (USD) (GR)
Average Annual Return, Percent					7.69%		17.17%
FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[25]				FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)
Average Annual Return, Percent					4.81%	4.21%
FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14],[26]				FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)
Average Annual Return, Percent					6.39%	3.50%
FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[27]				FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)
Average Annual Return, Percent					2.49%	(1.89%)
MSCI USA Communication Services Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]				MSCI USA Communication Services Index (USD) (TR)
Average Annual Return, Percent				20.75%
MSCI USA Consumer Discretionary Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]				MSCI USA Consumer Discretionary Index (USD) (TR)
Average Annual Return, Percent				5.03%
MSCI USA Consumer Staples Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]				MSCI USA Consumer Staples Index (USD) (TR)
Average Annual Return, Percent				(0.29%)
MSCI USA Energy Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]				MSCI USA Energy Index (USD) (TR)
Average Annual Return, Percent				6.19%
MSCI USA Information Technology Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]				MSCI USA Information Technology Index (USD) (TR)
Average Annual Return, Percent				11.82%
Solactive GBS United States 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]				Solactive GBS United States 500 Index (USD) (TR)
Average Annual Return, Percent			2.86%
Global X U.S. Natural Gas Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]				Global X U.S. Natural Gas Index (USD) (NR)
Average Annual Return, Percent		10.05%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	As of November 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-3 Month US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index (USD) to reflect that the Bloomberg U.S. Aggregate Bond Index (USD) is more broadly representative of the overall applicable securities market.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	The ICE BofA Diversified Core U.S. Preferred Securities Index underwent changes to its methodology effective after the close of business on May 31, 2025.
[24]	The ICE U.S. Variable Rate Preferred Securities Index underwent changes to its methodology effective after the close of business on May 31, 2025.
[25]	FTSE – Financial Times Stock Exchange
[26]	FTSE – Financial Times Stock Exchange
[27]	FTSE – Financial Times Stock Exchange
[28]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).